Contingencies, Commitments and Guarantees (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Loss Contingencies [Line Items]
Receivable for reimbursement of paid assessments	$ 19,799		$ 22,481
Other Assets:
Premium tax offset for future undiscounted assessments	97	55
Premium tax offsets currently available for paid assessments	14	8
Other Liabilities:
Insolvency assessments	193	94
Insurance-related Assessments [Member]
Loss Contingencies [Line Items]
Receivable for reimbursement of paid assessments			6
Total assets held for insolvency assessments	$ 117	$ 69	$ 117